Trade receivables (Tables)	12 Months Ended
Mar. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	March 30, 2025	March 31, 2024
	$	$
Trade accounts receivable	68.6	57.1
Credit card receivables	4.5	3.7
Other receivables	12.2	12.3
	85.3	73.1
Less: expected credit loss and sales allowances	(2.5)	(2.7)
Trade receivables	82.8	70.4

Schedule of Allowance for Expected Credit Losses and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 30, 2025			March 31, 2024
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(2.1)	(0.6)	(2.7)	(0.4)	(1.1)	(1.5)
Losses recognized	(0.2)	(0.5)	(0.7)	(1.8)	—	(1.8)
Amounts settled or written off during the year	0.1	0.8	0.9	0.1	0.5	0.6
Balance at the end of the year	(2.2)	(0.3)	(2.5)	(2.1)	(0.6)	(2.7)